Segment information - Schedule of assets and liabilities by geographical area (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Total non-current assets	$ 6,217,313	$ 3,180,101
Argentina [member]
Disclosure of geographical areas [line items]
Total non-current assets	6,147,773	3,128,742
Mexico [member]
Disclosure of geographical areas [line items]
Total non-current assets	$ 69,540	$ 51,359